FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-4651

John Hancock Strategic Series
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  (Exact name of registrant as specified in charter)

601 Congress Street
Boston, Massachusetts 02210-2805
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  (Address of principal executive offices)

Amanda Spring
601 Congress Street
Boston, Massachusetts 02210-2805
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-225-5291

Date of Fiscal year-end: 6/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record
   Account Number: 12724800 High Income

   The fund did not vote proxies relating to portfolio securities during the period covered by this report.
   Account Number: 12721400 Strategic Income

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Deutsche Telekom AG DT  251566105  4/26/05  Annual
   2.00   Set Dividend at 0.62 MGMT NO TAKE NO ACTION
   3.00   Ratify management acts-symbolic MGMT NO TAKE NO ACTION
   4.00   Ratify board acts-symbolic MGMT NO TAKE NO ACTION
   5.00   Appoint outside auditors MGMT NO TAKE NO ACTION
   6.00 Authorize share repurchase MGMT NO TAKE NO ACTION Reissuance of shares/treasury stock
   7.00   Elect Volker Halsch MGMT NO TAKE NO ACTION
   8.00   Elect Wolfgang Reitzle MGMT NO TAKE NO ACTION
   9.00 Issue convertible debt instruments MGMT NO TAKE NO ACTION Issue stock w/o preemptive rights
       Increase authorized capital
   10.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   11.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   12.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   13.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   14.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   15.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   16.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   17.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   18.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   19.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   20.00   Approve intra-company contracts MGMT NO TAKE NO ACTION

   Deutsche Telekom AG DT  251566105  4/26/05  Annual
   21.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   22.00   Approve intra-company contracts MGMT NO TAKE NO ACTION
   23.00   Amend meeting procedures/change date MGMT NO TAKE NO ACTION

   Manitoba Telecom Services   563486109  5/3/05  Annual
   1.01   Elect Jocelyn M. Cote-O'Hara MGMT YES FOR FOR
   1.02   Elect Purdy Crawford MGMT YES FOR FOR
   1.03   Elect N. Ashleigh Everett MGMT YES FOR FOR
   1.04   Elect The Honourable Gary A. Filmon MGMT YES FOR FOR
   1.05   Elect William Fraser MGMT YES FOR FOR
   1.06   Elect Raymond McFeetors MGMT YES FOR FOR
   1.07   Elect John T. McLennan MGMT YES FOR FOR
   1.08   Elect Donald H. Penny MGMT YES FOR FOR
   1.09   Elect Gedas A. Sakus MGMT YES FOR FOR
   1.10   Elect Arthur R. Sawchuk MGMT YES FOR FOR
   1.11   Elect D Samuel Schellenberg MGMT YES FOR FOR
   1.12   Elect Thomas E Stefanson MGMT YES FOR FOR
   2.00   Appoint auditors and set their fees MGMT YES FOR FOR

   Metrocall Holdings Inc MTOH  59164X105  11/8/04  Special
   1.00   Approve Merger/Acquisition MGMT YES FOR FOR

   Newmont Mining Corp NEM  651639106  4/27/05  Annual
   1.01   Elect Glen A. Barton MGMT YES FOR FOR
   1.02   Elect Vincent A. Calarco MGMT YES FOR FOR
   1.03   Elect Michael S. Hamson MGMT YES FOR FOR
   1.04   Elect Leo I. Higdon Jr. MGMT YES FOR FOR
   1.05   Elect Pierre Lassonde MGMT YES FOR FOR
   1.06   Elect Robert J. Miller MGMT YES FOR FOR
   1.07   Elect Wayne W. Murdy MGMT YES FOR FOR
   1.08   Elect Robin A. Plumbridge MGMT YES FOR FOR
   1.09   Elect John B. Prescott MGMT YES FOR FOR
   1.10   Elect Donald C. Roth MGMT YES FOR FOR
   1.11   Elect Seymour Schulich MGMT YES FOR FOR
   1.12   Elect James V. Taranik MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Adopt the 2005 Stock Incentive Plan MGMT YES FOR FOR

   NII Holdings Inc NIHD  62913F201  4/27/05  Annual
   1.01   Elect Neal P. Goldman MGMT YES FOR FOR
   1.02   Elect Charles M. Herington MGMT YES FOR FOR
   1.03   Elect John W. Risner MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Pan American Silver   697900108  4/28/05  Annual
   1.01   Elect Ross J. Beaty MGMT YES FOR FOR
   1.02   Elect Geoffrey A. Burns MGMT YES FOR FOR
   1.03   Elect William A. Fleckenstein MGMT YES FOR FOR
   1.04   Elect Michael Larson MGMT YES FOR FOR
   1.05   Elect Michael J.J. Maloney MGMT YES FOR FOR
   1.06   Elect Paul B. Sweeney MGMT YES FOR FOR
   1.07   Elect John M. Willson MGMT YES FOR FOR
   1.08   Elect John H. Wright MGMT YES FOR FOR
   2.00   Appoint outside auditors MGMT YES FOR FOR
   3.00   Set auditors' fees MGMT YES FOR FOR
   4.00   Amend stock option plan MGMT YES FOR FOR
   5.00   Amend articles--technical MGMT YES FOR FOR

   USA Mobility Inc USMO  90341G103  5/18/05  Annual
   1.01   Elect David Abrams MGMT YES FOR FOR
   1.02   Elect James V. Continenza MGMT YES FOR FOR
   1.03   Elect Nicholas A. Gallopo MGMT YES FOR FOR
   1.04   Elect Vincent D. Kelly MGMT YES FOR FOR
   1.05   Elect Brian O'Reilly MGMT YES FOR FOR
   1.06   Elect Matthew Oristano MGMT YES FOR FOR
   1.07   Elect William E. Redmond Jr. MGMT YES FOR FOR
   1.08   Elect Samme Thompson MGMT YES FOR FOR
   1.09   Elect Royce Yudkoff MGMT YES FOR FOR

   VersaTel Telecom International   N93195100  5/18/05  Annual
   2.01   NV Receive statutory reports MGMT NO TAKE NO ACTION
       NV Receive statutory reports
   2.02   NV Receive statutory reports MGMT NO TAKE NO ACTION
       NV Receive statutory reports
   2.03   Approve financial statements MGMT NO TAKE NO ACTION
       Approve financial statements
   2.04   Ratify management acts-legal MGMT NO TAKE NO ACTION
       Ratify management acts-legal
   2.05   Ratify board acts-legal MGMT NO TAKE NO ACTION
       Ratify board acts-legal
   3.00   NV Misc non-U.S. mgt. non-voting MGMT NO TAKE NO ACTION
       NV Misc non-U.S. mgt. non-voting
   4.00   Appoint outside auditors MGMT NO TAKE NO ACTION
       Appoint outside auditors
   5.00   NV Misc non-U.S. mgt. non-voting MGMT NO TAKE NO ACTION
       NV Misc non-U.S. mgt. non-voting
   6.01   Approve remuneration policy MGMT NO TAKE NO ACTION
       Approve remuneration policy
   6.02   Approve executive profit sharing/bonus plan MGMT NO TAKE NO
   ACTION
       Approve executive profit sharing/bonus plan
   6.03   Approve supervisory board/corp. assembly fees MGMT NO TAKE NO
   ACTION
       Approve supervisory board/corp. assembly fees
   7.00 Issue stock w/ or w/o preemptive rights MGMT NO TAKE NO ACTION Issue stock w/ or w/o preemptive rights
   8.00   Authorize share repurchase MGMT NO TAKE NO ACTION
       Authorize share repurchase
   9.00   Amend articles to reflect regulatory changes MGMT NO TAKE NO
   ACTION
       Amend articles to reflect regulatory changes
   10.00   Consider other business MGMT NO TAKE NO ACTION
       Consider other business

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series
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       (Registrant)

By:     /s/Ismail Gunes
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       (Signature & Title)

Name:   Ismail Gunes
Title:  Vice President

Date:   August 30, 2005